Share-Based Compensation Plans - Summary of outstanding share-settled RSU grants (Details) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Number of Units
Unvested, beginning of year (in shares) | shares	0
Granted (in shares) | shares	10,328,220
Vested (in shares) | shares	(3,674,973)
Forfeited (in shares) | shares	(116,092)
Unvested, end of year (in shares) | shares	6,537,155
Weighted Average Grant Date Fair Value
Unvested, beginning of year (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	21.00
Vested (in dollars per share) | $ / shares	21.00
Forfeited (in dollars per share) | $ / shares	21.00
Unvested, end of year (in dollars per share) | $ / shares	$ 21.00